Marketable securities and other investments	12 Months Ended
Mar. 31, 2017
Marketable securities and other investments

7. Marketable securities and other investments:

“Marketable securities and other investments” as of March 31, 2016 and 2017 comprised the following:

	Millions of yen
	2016	2017
Marketable securities:
Available-for-sale	¥170,477	¥179,659
Other investments	12,428	18,991

Marketable securities and other investments (Non-current)	¥182,905	¥198,650

The carrying amount and fair value of debt securities classified as available-for-sale included in “Marketable securities and other investments” as of March 31, 2016 and 2017, aggregated by maturities, were as follows:

	Millions of yen
	2016		2017
	Carrying amount	Fair value	Carrying amount	Fair value
Due after 1 year through 5 years	¥—	¥—	¥5	¥5
Due after 5 years through 10 years	—	—	—	—
Due after 10 years	—	—	—	—

Total	¥—	¥—	¥5	¥5

The cost, gross unrealized holding gains and losses and fair value as of March 31, 2016 and 2017, aggregated by type of available-for-sale securities included in “Marketable securities and other investments,” were as follows:

	Millions of yen
	2016
	Cost /Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥103,179	¥68,150	¥852	¥170,477

	Millions of yen
	2017
	Cost /Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥101,487	¥78,527	¥360	¥179,654
Debt securities	5	—	—	5

The proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Millions of yen
	2015	2016	2017
Proceeds	¥1,003	¥8,836	¥3,921
Gross realized gains	609	5,867	3,158
Gross realized losses	(734)	(42)	(12)

The fair value of and gross unrealized holding losses on available-for-sale securities and cost method investments included in other investments as of March 31, 2016 and 2017, aggregated by investment category and length of time during which individual securities were in a continuous unrealized loss position, were as follows:

	Millions of yen
	2016
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥2,656	¥351	¥2,680	¥501	¥5,336	¥852
Cost method investments	16	37	57	1,154	73	1,191

	Millions of yen
	2017
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥3,307	¥360	¥—	¥—	¥3,307	¥360

Other investments include long-term investments in various privately held companies.

For long-term investments in various privately held companies for which there are no quoted market prices, DOCOMO does not estimate the fair value of such cost method investments unless DOCOMO identifies events or changes in circumstances that may have a significant adverse effect on the fair value of the investments.

The aggregate carrying amount of cost method investments included in other investments and the aggregate carrying amount of investments whose fair values were not evaluated for impairment as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Cost method investments included in other investments	¥12,394	¥18,957
Including: Investments whose fair values were not evaluated for impairment	11,058	18,948

The amount of other-than-temporary impairment of “marketable securities and other investments” is disclosed in Note 14 “Other income (expense).”